	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments	December 31, 2022 (unaudited)
		Principal	Fair Value
93.21%	DEBT SECURITIES
39.16%	CORPORATE BONDS
0.26%	Communication Services:
	Sprint Corp 06/15/2024 7.125% . . . . . .	450,000	$458,793
5.82%	Consumer Discretionary:
	AMN Healthcare Inc., 10/1/2027 4.625% . .	90,000	82,986
	AutoNation Inc 03/01/2032 3.850% . . .	1,000,000	798,177
	AutoNation Inc. 08/01/2031 2.400% . . .	1,000,000	719,011
	Brunswick Corp 08/01/2027 7.125% . . . .	1,314,000	1,376,282
	Ford Motor Company 10/01/2028 6.625% .	450,000	444,875
	General Motors Financial
	01/12/2032 3.100% . . . . . . . . . .	1,000,000	783,542
	General Motors Financial 01/8/2031
	2.350% . . . . . . . . . . . . . . .	250,000	188,504
	Hasbro Inc 07/15/2028 6.600% . . . . .	700,000	707,445
	Korn/Ferry Internationa,
	12/15/2027 4.625% . . . . . . . . . .	500,000	460,505
	Las Vegas Sands Corp
	08/08/2029 3.900% . . . . . . . . .	500,000	421,232
	Lowe’s Cos Inc 04/01/2052 4.250% . . .	500,000	396,402
	MDC Holdings Inc 01/15/2030 3.850% . .	1,000,000	814,022
	Michael Kors USA Inc., 11/1/2024 VAR% . . . .	600,000	573,326
	Nissan Motor, 9/17/2030 4.81% . . . . . .	1,000,000	848,672
	PVH Corp 07/10/2025 4.625% . . . . . .	1,000,000	965,612
	Tapestry Inc 04/01/2025 4.250% . . . . .	750,000	732,391
			10,312,984
0.91%	Consumer Staples:
	Constellation Brands, 5/1/2030 2.875% . .	1,000,000	851,260
	Smithfield Foods, 10/15/2030 3.00% . . .	1,000,000	761,393
			1,612,653

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued	December 31, 2022 (unaudited)
		Principal	Fair Value
4.78%	Energy:
	Alliant Energy Finance, 3/1/2032 3.60% . .	1,000,000	$861,881
	APA Corp 12/15/2029 7.750% . . . . . .	133,000	139,058
	Energy Transfer LP 01/15/2024 5.875% . .	900,000	902,264
	Energy Transfer LP 02/15/2028 Var% . . .	400,000	297,000
	Marathon Petroleum Corp
	09/15/2024 3.625% . . . . . . . . .	540,000	525,485
	Occidental Petroleum 09/01/2025 5.875% .	1,215,000	1,210,600
	ONEOK Inc 09/01/2029 3.400% . . . . .	1,000,000	864,259
	Phillips 66 Partners LP 03/01/2028 3.750% .	440,000	372,589
	Plains All American Pipeline LP
	09/15/2030 3.800% . . . . . . . . .	250,000	217,270
	Targa Resources Partners, 3/1/2030 5.50% .	500,000	470,460
	TC Energy Corp 6/15/2029 7.700% . . . .	850,000	924,247
	Valero Energy 12/01/2031 2.800% . . . .	1,000,000	815,021
	Williams Companies 01/15/2025 3.900% .	900,000	876,447
			8,476,581
10.91%	Financials:
	Ally Financial 11/01/2031 8.000% . . . . . . . . . .	1,000,000	1,032,346
	American Express Co 06/16/2149 Var% . .	500,000	410,750
	ASB Bank Limited, 10/22/2031 2.375% . .	2,000,000	1,561,038
	Avalon Holdings Funding Ltd,
	11/18/2027 2.528% . . . . . . . . . .	1,000,000	799,295
	Bank of America 06/19/2164 Var% . . . .	625,000	529,332
	Barclays PLC 05/16/2029 4.972% . . . .	250,000	234,783
	Banco Santander SA 03/24/2028 Var% . .	200,000	185,503
	Blackstone Private CRE,
	12/15/2026 2.625% . . . . . . . . .	250,000	206,931
	Charles Schwab Corp 06/19/2164 Var% . .	500,000	456,499
	Citigroup Inc 03/31/2031 4.412% . . . . .	250,000	229,574
	Factset Research Group 03/01/2027
	Corp 2.900% . . . . . . . . . . . .	250,000	226,941
	Federal Home Loan Bank,
	4/20/2029, 4.000% . . . . . . . . .	5,000,000	4,791,550
	Fidelity Natl Financial 08/15/2028 4.500% .	1,000,000	948,415
	Fifth Third Bank 10/27/2025 VAR% . . . .	600,000	606,059
	First Citizens Bancshares 06/19/2164 Var%	500,000	499,400
	Goldman Sachs Group 11/10/2026 Var% . .	500,000	416,202
	2

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued	December 31, 2022 (unaudited)
		Principal	Fair Value
	Lloyds Banking Group 03/18/2026 Var% .	450,000	$427,515
	Macquarie Group, 6/21/2028 4.098% . . .	2,000,000	1,870,492
	MSCI Inc 09/01/2030 3.625% 144A . . . .	100,000	83,125
	NatWest Group 05/18/2029 Var% . . . .	500,000	473,081
	Owl Rock Capital Corp 06/11/2028 2.875% .	250,000	196,293
	Santan 12/3/2030, 2.749% . . . . . . . .	250,000	191,475
	SBL Holdings Inc., 11/13/2026 5.125% . . .	400,000	350,499
	SLM, 10,29,2025 4.20% . . . . . . . . .	90,000	82,346
	Societe Generale 11/24/2025 4.750% . . .	250,000	239,961
	Societe Generale , 3/28/2024 3.875% . .	500,000	488,365
	Synchrony Bank 08/22/2025 5.400% . .	400,000	392,580
	Toll Brothers Finance Corp,
	3/15/2027, 4.875% . . . . . . . . . .	1,000,000	954,834
	Truist Financial Corp 03/01/2030 Var% . .	500,000	462,500
			19,347,684
0.10%	Heath Care:
	PRA Health Sciences, Inc.,
	7/15/2026 2.875% . . . . . . . . . .	90,000	81,455
	Teva Pharmaceutical 05/09/2027 4.750% .	100,000	90,390
			171,845
7.98%	Industrials:
	Aircastle Ltd 05/01/2024 4.125% . . . . .	900,000	869,984
	Allison Transmission Holdings Inc
	10/01/2027 4.750% . . . . . . . . . .	450,000	417,303
	Berry Global Inc 07/15/2027 5.625% . . .	500,000	487,770
	Boeing Co 02/04/2023 1.167% . . . . . .	700,000	697,311
	Boeing Co 02/15/2040 5.875% . . . . .	1,000,000	959,902
	CH Robinson Worldwide
	04/15/2028 4.200% . . . . . . . . .	1,000,000	944,413
	FedEx Corp 10/17/2048 4.950% . . . . .	1,000,000	869,256
	Flour Corp 09/15/2028 4.250% . . . . .	360,000	324,001
	Flowserve Corp 01/15/2032 2.800% . . .	1,000,000	749,045
	Fortune Brands Home & Security
	03/25/2032 4.000% . . . . . . . . .	500,000	433,520

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued	December 31, 2022 (unaudited)
		Principal	Fair Value
	Fortune Brands Home & Security,
	3/25/2052, 4.500% . . . . . . . . .	500,000	$375,378
	Hubbell Inc 08/15/2027 3.150% . . . . .	2,000,000	1,818,072
	Masco Corp 08/15/2032 6.500% . . . . .	1,000,000	1,023,669
	Oshkosh Corp 03/01/2030, 3.100% . . . .	1,000,000	843,351
	Owens Corning 06/01/2030 3.875% . . .	1,000,000	888,539
	Quanta Services 10/01/2030 2.900% . . .	1,000,000	822,221
	Ryder System Inc 09/01/2025 3.350% . .	1,000,000	949,361
	Tiimken Co. 5/8/2028 6.875% . . . . . .	200,000	206,747
	Timken Co 12/15/2028 4.500% . . . . .	500,000	475,399
			14,155,242
2.65%	Information Technology:
	Avnet Inc 06/01/2032 5.500% . . . . . .	1,000,000	923,400
	Bellsouth Telecommunication
	06/01/2028 6.375% . . . . . . . . .	500,000	514,322
	CA INC 03/15/2027 4.700% . . . . . . . . . . . . . .	600,000	560,003
	Ciena Corp., 1/31/2030 144A . . . . . . .	100,000	88,011
	Corning Inc 03/15/2037 4.700% . . . . .	200,000	182,105
	Hughes Satellite Systems
	08/01/2026 5.250% . . . . . . . . .	500,000	479,600
	Micron Technology 02/15/2027 4.185% . . . .	250,000	236,699
	QQRVO Inc., 12/15/2024 1.750% . . . . .	50,000	460,475
	Trimble Inc 12/01/2024 4.750% . . . . . .	800,000	790,819
	Western Digital Corp 02/15/2026 4.750% .	500,000	470,860
			4,706,294
2.43%	Materials:
	Albermarle Corp 06/01/2032 5.050% . . .	500,000	471,244
	Canpack SA/Us, 11/15/2029 3.875% . . . .	500,000	394,030
	Domtar Corp., 10/1/2028, 6.375% . . . . .	100,000	87,560
	FMC Corp 10/01/2026 3.200% . . . . . .	600,000	558,122
	Nucor Corp 05/23/2027 4.300% . . . . .	500,000	487,762
	Steel Dynamics Inc 12/15/2026 5.000% . .	500,000	500,317
	WestRock Corp 02/15/2031 7.950% . . . .	750,000	842,710
	Worthington Industries Inc		967,520
	04/15/2026 4.550% . . . . . . . . .	1,000,000
			4,309,265
	4

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued		December 31, 2022 (unaudited)
			Principal	Fair Value
0.64%	Real Estate:
	Crown Castle International Corp
	03/15/2027 2.900% . . . . . . . .	.	250,000	$227,389
	EPR Properties 04/15/2028 4.950% . .	.	360,000	307,143
	Office Properties Income Trust
	02/01/2027 2.340% . . . . . . . .	.	250,000	182,653
	Weyerhaeuser Co 03/09/2033 3.375%	. .	500,000	417,862
				1,135,047
2.68%	Utilities:
	Edison Intl 03/15/2023 2.950% . . . .	.	900,000	896,459
	Eversource Energy 03/01/2032 3.375%	. .	1,000,000	870,512
	Exelon Corp., 3/15/2032 3.350% . . .	. .	1,000,000	868,493
	Georgia Power Co 05/15/2032 4.700%	. .	1,000,000	964,060
	National Fuel Gas Co 03/01/2023 3.750%	.	700,000	698,117
	Sempra Energy 06/19/2164 Var% . . .	. .	500,000	462,340
				4,759,981
39.16%	TOTAL CORPORATE BONDS . . . .	. . . . . . . . .		69,446,369
28.84%	ASSET BACKED BONDS
	American Credit Acceptance
	11/15/2027 1.340% . . . . . . . . .	.	1,000,000	928,306
	American Credit Acceptance
	06/13/2028 4.410% . . . . . . . .	. .	1,687,500	1,647,980
	American Credit Acceptance
	12/12/2025 2.97% . . . . . . . . .	.	900,000	847,227
	American Credit Acceptance
	12/12/2025 2.970% . . . . . . . .	. .	1,153,265	1,144,386
	American Credit Acceptance
	12/14/2026 1.310% . . . . . . . . .	.	550,837	541,875
	Aqua Finance Inc 07/17/2046 1.900% .	. .	603,222	568,965
	Arivo Acceptance, LLC
	05/15/2028 3.930% . . . . . . . .	.	695,804	675,613
	Arivo Acceptance Auto,
	3/15/2029 9.84% . . . . . . . . .	. .	500,000	506,367
	Avis Budget Rental Car
	03/20/2026 2.650% . . . . . . .	. .	1,800,000	1,657,946

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)
	Principal	Fair Value
Barclays Commerical, 3/15/2037 VAR% . .	400,000	$369,488
CarMax Auto Owner Trust
4/16/2029 8/08% . . . . . . . . . .	1,000,000	1,002,447
Carmax Auto Owner Trust
10/15/2027 1.550% . . . . . . . . . .	250,000	223,822
Carvana Auto Receivables Trust
04/10/2028 5.080% . . . . . . . . .	2,000,000	1,889,222
Carvana Auto Receivables Trust
12/11/2028 2.310% . . . . . . . . . .	174,596	169,498
Carvana Auto Receivables Trust
12/11/2028 4.130% . . . . . . . . . .	450,000	423,712
Carvana Auto Receivables
3/10/2028 1.07% . . . . . . . . . . .	309,166	284,087
Federal National Mortgage Assoc.
12/25/2025 1.949% . . . . . . . . . . . . . . . . . . .	250,000	237,408
Federal National Mortgage Assoc.
04/25/2042 3.289% . . . . . . . . .	1,000,000	968,003
Coinstar Funding, LLC
04/25/2047 5.216% . . . . . . . . .	425,250	325,247
Commercial Mortgage Pass Through
09/15/2033 Var% . . . . . . . . . .	55,000	47,846
Consumer Portfolio Services Inc
08/15/2028 5.190% . . . . . . . . . . . . . . . . . . .	1,800,000	1,707,602
Consumer Portfolio Services Inc
10/15/2029 7.140% . . . . . . . . . .	900,000	794,239
Credit Acceptance Corp
05/15/2030 1.000% . . . . . . . . .	2,600,000	2,483,421
Carvana Auto Receivables Trust
03/10/2028 2.900% . . . . . . . . .	100,000	87,021
Drive Auto ReceivablesTrust
10/15/2027 0.870% . . . . . . . . . .	1,500,000	1,443,470
DT Auto Owner Trust 11/15/2024 3.870% .	393,990	393,576
DT Auto Owner Trust 06/15/2026 1.470% .	1,540,250	1,490,160
DT Auto Owner Trust 11/17/2025 2.550% .	900,000	879,899
Exeter Auto Receivables
03/17/2025 3.710% . . . . . . . . . .	487,585	482,569
Exeter Auto Receivables Trust
05/15/2025 5.330% . . . . . . . . .	800,000	799,927

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)
	Principal	Fair Value
Exeter Auto Receivables Trust
07/17/2028 4.560% . . . . . . . . .	450,000	$421,700
Exeter Auto Receivables Trust
10/15/2029 6.340% . . . . . . . . .	787,500	683,730
Exeter Auto Receivables
09/16/2024 4.350% . . . . . . . . .	270,542	269,545
Exeter Auto Receivables
01/15/2026 0.690% . . . . . . . . .	2,124,312	2,090,618
Exeter Auto Receivables
05/15/2025 3.280% . . . . . . . . .	739,717	736,476
Federal National Mortgage Assoc.
01/25/2031 Var% . . . . . . . . . . .	534,000	551,294
Federal National Mortgage Assoc.
02/25/2046 Var% . . . . . . . . . .	19,941,389	58,927
Federal National Mortgage Assoc.
02/25/2047 Var% . . . . . . . . . .	19,964,299	47,415
Federal National Mortgage Assoc.
09/25/2042 Var% . . . . . . . . . .	523	520,530
Federal National Mortgage Assoc.
11/25/2046 Var% . . . . . . . . . . .	30,291,985	67,339
Federal Home Loan Mortgage Corp.
05/15/2027 3.000% . . . . . . . . .	2,099,491	92,651
First Investors Auto 01/15/2027 2.030% . .	1,159,551	1,125,189
First Investors Auto 06/15/2029 5.410% . .	500,000	452,872
Federal National Mortgage Assoc.
06/25/2042 Vsr% . . . . . . . . . .	1,000,000	1,044,781
Gls Auto Receivables 07/15/2027 4.310% . .	725,000	691,550
Gls Auto Receivables 02/18/2025 3.540% .	238,756	237,058
Gls Auto Receivables 05/15/2025 2.960% .	506,225	501,121
Government National Mortgage Assoc.
03/16/2043 Var% . . . . . . . . . .	4,587	4,570
GS Mortgage Securities Trust
09/10/2047 4.162% . . . . . . . . . .	500,000	473,711
Harvest SBA Loan Trust 06/26/2047 Var%	642,174	606,052
JP Morgan Commercial Mortgage
05/15/2048 3.342% . . . . . . . . .	290,942	276,282
JP Morgan Commercial Mortgage
01/25/2028 1.886% . . . . . . . . .	150,003	147,848

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)
	Principal	Fair Value
LAD Auto Receivables Trust
04/15/2030 6.850% . . . . . . . . .	484,000	$461,943
Mariner Finance 07/20/2032 2.960% . . .	923,021	910,583
Newtek 2/25/2044 VAR% . . . . . . . .	520,047	511,298
Provident Funding Mortgage
4/25/2051 2.500% . . . . . . . . . .	864,918	694,265
Santander Consumer 04/17/2028 2.560% .	500,000	477,672
Santander Drive Auto 01/15/2026 1.010% .	1,449,910	1,435,311
Santander Retail Auto Lease
11/20/2025 1.410% . . . . . . . . . .	500,000	466,920
Santander Drive Auto 10/15/2025, 0.330%	1,127,728	1,107,871
SCF Equipment Leasing
04/20/2026 2.470% . . . . . . . . .	455,106	448,292
SCF Equipment Leasing
08/21/2028 0.830% . . . . . . . . .	595,000	565,718
SCF Equipment Leasing
11/20/2031 3.790% . . . . . . . . . .	500,000	432,312
Sequoia Mortgage Trust
04/25/50 3.000% . . . . . . . . . .	220,355	210,305
Spruce Hill Mortgage Trust
01/28/2050 2.521% . . . . . . . . .	145,743	143,917
Santander Retail Auto Lease
11/20/2024 2.520% . . . . . . . . .	250,000	246,815
Freddie Mac - STACR,
5/25/2042, 6.51011% . . . . . . . . .	100,000	88,700
Freddie Mac - STACR, 1/25/2042, 7.71011% .	100,000	90,324
Freddie Mac - STACR, 1/25/2042, 6.81011 .	1,842,262	1,836,554
Tricolor Auto Group 08/15/2025 4.710% . .	485,000	473,701
Trinity Rail Leasing 10/18/2049 2.390% . .	221,634	205,884
United Auto Credit 11/10/2028 5.00% . . .	650,000	592,884
United Auto Credit 4/10/2029 10.0% . . .	400,000	386,586
USASF Reeivables LLC 3/17/2025 1.490% .	400,000	395,614
Veros Credit Auto Receivables Trust
07/16/2029 7.230% . . . . . . . . .	550,000	522,249
Verus Securitization Trust
11/25/2059 3.129% . . . . . . . . . .	405,869	383,272

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued	December 31, 2022 (unaudited)
		Principal	Fair Value
	Westlake Automobile 01/15/2026 2.760% .	1,840,000	$ 1,790,931
	WinWater Mortgage Trust		138,289
	01/20/2046 Var% . . . . . . . . . .	155,512
28.84%	TOTAL ASSET BACKED BONDS . . . . . . . . . . . .		51,140,798
25.21%	TREASURY NOTES
	US Treasury 11/30/2028 1.50% . . . . . .	21,500	18,670,557
	US Treasury 11/15/2031 1.375% . . . . . .	3,800	3,092,843
	US Treasury 05/15/2042 3.250% . . . . .	4,000	3,506,876
	US Treasury 02/15/2042 2.375% . . . . .	1,500	11,452,740
	US Treasury 11/15/2032 4.125% . . . . . .	2,000	2,040,938
	US Treasury 02/15/2032 1.875% . . . . .	7,000	5,938,240
25.21%	TOTAL TREASURY NOTES . . . . . . . . . . . . . . .		44,702,194
93.21%	TOTAL DEBT SECURITIES . . . . . . . . . . . . . . .		165,289,361
		Shares
6.05%	MONEY MARKET FUND
	Federated Government Obligation
	Institutional Shares, 4.10%(A) . . . . . .	10,718,635	10,718,635
99.26%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		176,007,996
0.74%	Other assets, net of liabilities . . . . . . . . . . . . . .		1,305,892
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$177,313,888

(A) Effective 7 day yield as of December 31, 2022

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

	Level 1	Level 2	Level 3
		Other
	Quoted	Significant	Significant
		Observable	Unobservable
	Prices	Inputs	Inputs	Total
CORPORATE BONDS . .	$—	$69,446,369	$—	$69,446,369
MORTGAGE BACKED
BONDS . . . . . . .	—	51,140,798	—	51,140,798
U.S. TREASURY NOTES .	44,702,194		—	44,702,194
MONEY MARKET	10,718,635		—	10,718,635
FUNDS . . . . . . .
TOTAL INVESTMENTS .	$55,420,829	$120,587,167	$—	$176,007,996

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2022.

At December 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $192,795,516 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . .	$125,121
Gross unrealized depreciation . .	(16,912,641)
Net unrealized appreciation . . .
$(16,787,520)
10

QUARTERLY REPORT